Significant Accounting Policies	12 Months Ended
Dec. 31, 2016
Notes To Consolidated Financial Statements
Significant Accounting Policies

2. Significant Accounting Policies

Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include all accounts of the Company. All intercompany balances and transactions have been eliminated upon consolidation.

Use of Estimates: The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include vessel valuations, the valuation of amounts due from charterers, residual value of vessels, useful life of vessels and the fair value of derivative instruments. Actual results may differ from these estimates.

Other Comprehensive Income/(Loss): The Company follows the accounting guidance relating to Statement of Comprehensive Income, which requires separate presentation of certain transactions that are recorded directly as components of shareholders' equity. The Company has no other comprehensive income/(loss) and accordingly comprehensive income/(loss) equals net income/(loss) for the periods presented.

Foreign Currency Translation: The reporting and functional currency of the Company is the U.S. dollar (“USD”). Transactions incurred in other currencies are translated into USD using the exchange rates in effect at the time of the transaction. On the balance sheet date, monetary assets and liabilities that are denominated in other currencies are translated into USD to reflect the end-of-period exchange rates. Resulting gains or losses from foreign currency transactions are recorded within Foreign currency loss/(gain) in the accompanying consolidated statements of operations in the period in which they arise.

Cash and Cash Equivalents: Cash and cash equivalents consist of current, call, time deposits and certificates of deposit with original maturities of three months or less and which are not restricted for use or withdrawal.

Time Deposits: Time deposits are held with banks with original maturities longer than three months. In the event original maturities are shorter than 12 months, such deposits are classified as current assets; if original maturities are longer than 12 months, such deposits are classified as non-current assets.

Restricted Cash: Restricted cash represents minimum cash deposits or cash collateral deposits required to be maintained with certain banks under the Company's borrowing arrangements or in relation to bank guarantees issued on behalf of the Company. In the event that the obligation relating to such deposits is expected to be terminated within the next 12 months, these deposits are classified as current assets; otherwise they are classified as non-current assets.

Accounts Receivable: Accounts receivable reflect trade receivables from time or voyage charters and other receivables from operational activities, net of an allowance for doubtful accounts. On each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. No allowance for doubtful accounts was recorded for any of the periods presented.

Inventories: Inventories consist of bunkers and lubricants owned by the Company remaining on board the vessels at the end of each reporting period, which are stated at the lower of cost or market value. Cost is determined using the first–in, first-out method. Inventories consist of $1,302 and $1,478 of bunkers and of $3,865 and $3,696 of lubricants as of December 31, 2015 and 2016, respectively.

Vessels, Net: Vessels are stated at their historical cost, which consists of the contracted purchase price and any direct material expenses incurred upon acquisition (including improvements, on-site supervision expenses incurred during the construction period if the vessels are newbuilds, commissions paid, delivery expenses and other expenditures to prepare the vessel for her initial voyage), less accumulated depreciation. Financing costs incurred during the construction period of the vessels if the vessels are newbuilds are also capitalized and included in the vessels' cost. Certain subsequent expenditures for conversions and major improvements are also capitalized if it is determined that they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels.

Vessels' Depreciation: Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated residual value. We estimate the useful life of the Company's vessels to be 25 years from the date of initial delivery from the shipyard. Secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life.

Accounting for Special Survey and Drydocking Costs: Special survey and drydocking costs are expensed in the period incurred and are included in vessel operating expenses in the accompanying consolidated statements of operations.

Repairs and Maintenance: All repair and maintenance expenses, including major overhauling and underwater inspection expenses, are expensed when incurred and are included in vessel operating expenses in the accompanying consolidated statements of operations.

Impairment of Long-lived Assets: The Company follows the Accounting Standards Codification (“ASC”) Subtopic 360-10, “Property, Plant and Equipment” (“ASC 360-10”), which requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than their carrying amounts. If indicators of impairment are present, the Company performs an analysis of the anticipated undiscounted future net cash flows of the related long-lived assets. If the carrying value of the related asset exceeds the undiscounted cash flows, the carrying value is reduced to its fair value and the difference is recorded as an impairment loss in the consolidated statements of operations. Various factors including anticipated future charter rates, estimated scrap values, future drydocking costs and estimated vessel operating costs are included in this analysis. No impairment loss was recorded during the year ended December 31, 2014. Regarding impairments recorded during the years ended December 31, 2015 and 2016 refer to Notes 4 and 5.

Assets Held for Sale: The Company may dispose of certain of its vessels when suitable opportunities occur, including prior to the end of their useful lives. The Company classifies assets as being held for sale when the following criteria are met: (i) management is committed to sell the asset; (ii) the asset is available for immediate sale in its present condition; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated; (iv) the sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year; (v) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Long-lived assets classified as held for sale are measured at the lower of their carrying amount or fair value less the cost to sell the asset. These assets are no longer depreciated once they meet the criteria of being held for sale. Regarding assets held for sale as of December 31, 2015 refer to Note 6. There were no assets held for sale as of December 31, 2016.

Deferred Financing Costs: Financing fees incurred for obtaining new loans and credit facilities are deferred and amortized over the term of the respective loan or credit facility using the effective interest rate method. The unamortized deferred financing costs are presented as a direct deduction from the carrying amount of the related loan and credit facility in the consolidated balance sheet. Deferred financing costs relating to undrawn facilities are presented under non-current assets in the consolidated balance sheet. Any unamortized balance of costs relating to loans repaid or refinanced is expensed in the period in which the repayment or refinancing is made, subject to the guidance regarding Debt Extinguishment. Any unamortized balance of costs related to credit facilities repaid and terminated is expensed in the period. Any unamortized balance of costs relating to the credit facilities refinanced is deferred and amortized over the term of the respective credit facility in the period in which the refinancing occurs, subject to the provisions of the accounting guidance relating to Changes in Line-of-Credit or Revolving-Debt Arrangements.

Derivative Instruments: The Company may enter into foreign exchange forward contracts to create economic hedges for its exposure to currency exchange risk on payments relating to the acquisition of vessels and on certain loan obligations. The Company also enters into interest rate derivatives to create economic hedges for its exposure to interest rate risk of its loan obligations (see also Notes 7 and 13). When such derivatives do not qualify for hedge accounting the Company records these financial instruments in the consolidated balance sheet at their fair value as either a derivative asset or a liability, and recognizes the fair value changes thereto in the consolidated statements of operations. When the derivatives do qualify for hedge accounting, depending upon the nature of the hedge, changes in fair value of the derivatives are either offset against the fair value of assets, liabilities or firm commitments through income, or recognized in other comprehensive income/(loss) (effective portion) until the hedged item is recognized in the consolidated statements of operations. For the years ended December 31, 2014, 2015 and 2016, no derivatives were accounted for as accounting hedges.

Financial Instruments: Over-the-counter foreign exchange forward contracts, interest rate derivatives and cash equivalents are recorded at fair value. Other financial instruments, including debt are recorded at amortized cost.

(a) Interest rate risk: The Company's interest rates and long-term loan repayment terms are described in Note 7. The Company manages its interest rate risk by entering into interest rate derivative instruments which are described in Note 13.

(b) Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of trade accounts receivable, cash and cash equivalents, time deposits and derivative instruments. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its trade accounts receivable. The Company places its cash and cash equivalents, time deposits and other investments with high credit quality financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by its counterparties to derivative instruments; however, the Company limits its exposure by transacting with counterparties with high credit ratings.

(c) Fair value measurement: In accordance with the requirements of accounting guidance relating to Fair Value Measurement, the Company classifies and discloses assets and liabilities carried at fair value in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

Accounting for Revenues and Related Expenses: The Company generates its revenues from charterers for the charter hire of its vessels. Vessels are chartered under time charter, where a contract is entered into for the use of a vessel for a specific voyage or a specific period of time and at a specified daily charter rate. Time charter revenues are recognized as earned on the straight-line basis over the term of the charter as service is provided. Revenues from time charter may also include ballast bonus, which is an amount paid by the charterer for repositioning the vessel at the charterer's disposal (delivery point), which is recognized as revenue over the term of the charter, and other miscellaneous revenues from vessel operations. Expenses relating to the Company's time charters are vessel operating expenses and certain voyage expenses, which are paid by the Company and recognized as incurred. Vessel operating expenses that are paid by the Company include costs for crewing, insurance, lubricants, spare parts, provisions, stores, repairs, maintenance, statutory and classification expense, drydocking, intermediate and special surveys and other minor miscellaneous expenses. Voyage expenses which are also recognized as incurred by the Company include costs for draft surveys, hold cleaning, postage, extra war risk insurance, bunkers during ballast period and other minor miscellaneous expenses related to the voyage. The charterer is responsible for paying the cost of bunkers and other voyage expenses (e.g., port expenses, agents' fees, canal dues, extra war risks insurance and any other expenses related to the cargo).

Vessels are also chartered under voyage charters, where a contract is made for the use of a vessel under which the Company is paid freight on the basis of moving cargo from a loading port to a discharge port. During the years ended December 31, 2014, 2015 and 2016, there have been only two instances where a vessel was employed under a voyage charter. Under a voyage charter, the revenues are recognized on a pro rata basis over the duration of the voyage from load port to discharge port. Probable losses on voyages are provided for in full at the time such losses can be estimated. Related expenses are operating expenses, bunkers and voyage expenses, which are recognized as incurred and are all paid for by the Company. Demurrage income represents payments by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter and is recognized when earned and collection is reasonably assured. Dispatch expense represents payments by the Company to the charterer when loading or discharging time is less than the stipulated time in the voyage charter and is recognized as incurred.

Revenue is recognized when a charter agreement exists, the vessel is made available to the charterer and collection of the related revenue is reasonably assured. Unearned revenue includes: (i) cash received prior to the balance sheet date relating to services to be rendered after the balance sheet date and (ii) deferred revenue resulting from straight-line revenue recognition in respect of charter agreements that provide for varying charter rates. Accrued revenue results from straight-line revenue recognition in respect of charter agreements that provide for varying charter rates. Commissions (address and brokerage), regardless of charter type, are always paid by the Company, are deferred and amortized over the related charter period and are presented as a separate line item in revenues to arrive at net revenues in the accompanying consolidated statements of operations.

Taxes: Entities within the group that are incorporated under the laws of either the Republic of Liberia or the Republic of the Marshall Islands are not subject to Liberian or Marshall Islands income taxes. However, each vessel-owning Subsidiary is subject to registration and tonnage taxes under the laws of the Republic of Cyprus or the Republic of the Marshall Islands depending on where each Company's vessel is registered. As of January 1, 2013, each vessel managed in Greece is subject to tonnage tax, under the laws of the Republic of Greece. In addition, as of December 31, 2013, each vessel managed in Greece is also subject to an annual shipping community mandatory financial contribution for the years 2014, 2015 and 2016 under the laws of the Republic of Greece. These registration, tonnage taxes and financial contributions are recorded within Vessel operating expenses in the accompanying consolidated statements of operations and none are considered income taxes.

Furthermore, the Subsidiaries are subject to a 4% U.S. federal tax in respect of its U.S. source shipping income (imposed on gross income without the allowance for any deductions), because none of the Subsidiaries meet the requirements for an exemption from such tax provided by Section 883 of the U.S. Internal Revenue Code of 1986. As a result, the Subsidiaries file U.S. federal tax returns and pay the relevant U.S. federal tax on their U.S. source shipping income, which is not considered an income tax. Such taxes have been recorded within Voyage expenses in the accompanying consolidated statements of operations. In many cases, these taxes are recovered from the charterers; such amounts recovered are recorded within Revenues in the accompanying consolidated statements of operations.

Dividends: Dividends are recorded in the period in which they are approved by the Company's Board of Directors.

Earnings Per Share: The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the year and includes the shares issuable to the audit committee chairman and the independent directors at the end of each year for services rendered. Diluted earnings per share are the same as basic earnings per share. There are no other potentially dilutive shares. The computation of basic earnings per share is calculated after deducting the preferred stock dividend from net income.

Segment Reporting: The Company reports financial information and evaluates its operations by total charter revenue and not by the type of vessel or vessel employment for its customers. The Company's vessels have similar operating and economic characteristics. As a result, management, including the chief operating decision makers, reviews operating results solely by revenue per day and operating results of the fleet, and thus the Company has determined that it operates under one reportable segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

Recent Accounting Pronouncements:

Revenue from Contracts with Customers: In May 28, 2014, the Financial Accounting Standards Board (“FASB” issued Accounting Standard Update (“ASU”) No 2014-09 as amended by ASU 2015-14 which was issued on August 12, 2015, Revenue From Contracts With Customers, which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. This standard is effective for public entities with reporting periods beginning after December 15, 2017. Early application is permitted only as of annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2016. The Company believes that the implementation of this standard will not have a material impact on the financial statements since the revenues are generated largely from time charters and has not elected early adoption.

Inventories: In July 2015, the FASB issued ASU 2015-11, Simplifying the Measurement of Inventory to simplify the measurement of inventory using first-in, first out (FIFO) or average cost method. According to this ASU an entity should measure inventory at the lower of cost and net realizable value. Net realizable value is the estimated selling prices less reasonably predictable costs of completion, disposal and transportation. This update is effective for public entities with reporting periods beginning after December 15, 2016. The amendments in the ASU should be applied prospectively, with earlier application permitted as of the beginning of an interim or annual reporting period. Early adoption is permitted. Management believes that the implementation of this update will not have any material impact on its financial statements and has not elected the early adoption.

Leases: In February 2016, the FASB issued ASU 2016-02. The standard amends the existing accounting standards for lease accounting and adds additional disclosures about leasing arrangements.  The ASU requires lessees to recognize on the balance sheet the assets and liabilities for the rights and obligations created by most leases, while lessor accounting remains largely unchanged. The new leases standard requires a modified retrospective transition approach for all leases existing at, or entered into after, the date of initial application, with an option to use certain transition relief. This update is effective for public entities with reporting periods beginning after December 15, 2018, including interim periods within those fiscal periods. Early adoption is permitted for all entities. The Company has not yet evaluated the impact, if any, of the adoption of this new standard.

Cash Flows: In August 2016, the FASB issued the ASU 2016-15 – classification of certain cash payments and cash receipts. This ASU addresses certain cash flow issues with the objective of reducing the existing diversity in practice. This update is effective for public entities with reporting periods beginning after December 15, 2017, including interim periods within those years. Early adoption is permitted, including adoption in an interim period. It must be applied retrospectively to all periods presented but may be applied prospectively from the earliest date practicable, if retrospective application would be impracticable. The Company believes that the implementation of this update will not have any material impact on its financial statements and has not elected early adoption.

Restricted cash: In November 2016 the FASB issued the ASU 2016-18 – Restricted cash. This ASU requires that a statement of cash flows explains the change during the period in the total of cash, cash equivalents and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning of period and end of period total amounts shown on the statement of cash flows. This update is effective for public entities with reporting periods beginning after December 15, 2017, including interim periods within those years. Early adoption is permitted, including adoption in an interim period. The implementation of this update affects disclosures only and has no impact on the Company's balance sheet and statement of operations. The Company has not elected early adoption.

Business Combinations: In January 2017, the Financial Accounting Standards Board (“FASB”) issued the Accounting Standard Update (“ASU”) 2017-01 Business Combinations to clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisition (or disposals) of assets or businesses. Under current implementation guidance the existence of an integrated set of acquired activities (inputs and processes that generate outputs) constitutes an acquisition of business. This ASU provides a screen to determine when a set of assets and activities does not constitute a business. The screen requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. This update is effective for public entities with reporting periods beginning after December 15, 2017, including interim periods within those years. The amendments of this ASU should be applied prospectively on or after the effective date. Early adoption is permitted, including adoption in an interim period 1) for transactions for which the acquisition date occurs before the issuance date or effective date of the ASU, only when the transaction has not been reported in financial statements that have been issued or made available for issuance and 2) for transactions in which a subsidiary is deconsolidated or a group of assets is derecognized that occur before the issuance date or effective date of the amendments, only when the transaction has not been reported in financial statements that have been issued or made available for issuance. Because all of the Company's acquisitions have been asset acquisitions, the Company does not expect the adoption of this new standard to have an impact.